Commitments and Contingent Liabilities (Details) - USD ($)	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Commitments and Contingent Liabilities (Details) [Line Items]
Percentage of total net consolidated license and maintenance revenue	3.50%
Percentage of net consolidated consulting services revenue	0.35%
Royalty Expense	$ 238,000	$ 232,000
Contingent liability to pay royalties	6,110
Bank guarantees amount for leased offices	834
Bank guarantees amount for customers and suppliers	$ 203
Minimum [Member]
Commitments and Contingent Liabilities (Details) [Line Items]
Percentage of royalties to paid grants received	100.00%
Maximum [Member]
Commitments and Contingent Liabilities (Details) [Line Items]
Percentage of royalties to paid grants received	150.00%